Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (70,296)	$ (69,682)
Fair value	(70,343)	(69,044)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(41,050)	(45,800)
Fair value	(41,863)	(45,558)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(27,854)	(21,915)
Fair value	(27,187)	(21,605)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(519)	(1,108)
Fair value	(467)	(1,046)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(509)	(484)
Fair value	(465)	(461)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(364)	(375)
Fair value	$ (362)	$ (373)